Lease Commitments, Rent Expense, and Contingent Liabilities - Schedule of Annual Rental Lease Commitments (Details) - OneMain Holdings, Inc. [Member] $ in Millions	Dec. 31, 2016 USD ($)
First quarter 2017	$ 16
Second quarter 2017	15
Third quarter 2017	14
Fourth quarter 2017	13
2017	58
2018	43
2019	30
2020	20
2021	10
2022 and thereafter	19
Total	$ 180